LVIP Select Core Equity Managed Volatility Fund Supplement Dated October 11, 2018 to the Prospectus Dated May 1, 2018

This Supplement updates certain information in the Prospectus for the LVIP Select Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the Prospectus for the Fund are effective November 19, 2018.

I.	The Fund’s name is changed to “LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	The following disclosure is added as a footnote to the Fund name below the Investment Objective on page 1 under the Summary section:

*Fidelity Institutional AM is a service mark of FMR LLC. Used with permission.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

AND OTHER IMPORTANT RECORDS

LVIP Select Core Equity Managed Volatility Fund Supplement Dated October 11, 2018 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Select Core Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Fund are effective November 19, 2018.

I.	The Fund’s name is changed to “LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund.” All references regarding the Fund’s name are updated accordingly.

II.	The following disclosure is added as a footnote to the Fund name on page 1 of the SAI:

*Fidelity Institutional AM is a service mark of FMR LLC. Used with permission.

III.	The following disclosure is added at the end of the second paragraph on page 79 in the sub-section Service Marks, under the Investment Advisers and Sub-Advisers section:

The Trust and Lincoln Financial Distributors has obtained a license to use the service mark Fidelity Institutional AMSM in connection with the LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR SAI AND OTHER IMPORTANT RECORDS